Annual Total Returns - Advisor Class	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Franklin Templeton SMACS: Series E
Prospectus [Line Items]
Annual Return [Percent]	11.38%	11.58%	(0.92%)	25.44%	3.33%
Franklin Templeton SMACS: Series I
Prospectus [Line Items]
Annual Return [Percent]	8.03%	13.43%	(14.40%)	8.51%	3.68%
Franklin Templeton SMACS: Series CH
Prospectus [Line Items]
Annual Return [Percent]	7.85%	5.73%	(13.97%)	5.97%	4.27%
Franklin Templeton SMACS: Series H
Prospectus [Line Items]
Annual Return [Percent]	7.81%	9.70%	(14.02%)	6.01%	4.93%